Provisions (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) employee
Disclosure of other provisions [line items]
Number of former employees | employee	2
Provision for asset retirement obligations
Disclosure of other provisions [line items]
Beginning balance	€ 175
Additions/ Reversals	54
Unwinding of discount and changes in discount rate	4
Ending balance	233
Post-employment benefits
Disclosure of other provisions [line items]
Beginning balance	193
Additions/ Reversals	(109)
Ending balance	84
Record retention obligations
Disclosure of other provisions [line items]
Beginning balance	43
Additions/ Reversals	13
Ending balance	56
Total non-current provisions
Disclosure of other provisions [line items]
Beginning balance	411
Additions/ Reversals	(42)
Unwinding of discount and changes in discount rate	4
Ending balance	373
Year-end audit
Disclosure of other provisions [line items]
Additions/ Reversals	1,067
Ending balance	1,067
Provisions for severance payment
Disclosure of other provisions [line items]
Beginning balance	80
Additions/ Reversals	539
Ending balance	619
Other
Disclosure of other provisions [line items]
Additions/ Reversals	736
Ending balance	736
Total current provisions
Disclosure of other provisions [line items]
Beginning balance	80
Additions/ Reversals	2,342
Ending balance	€ 2,422